Business and Non-Current Asset Disposals - Summary of Business and Non-Current Asset Disposals (Parenthetical) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
CRH [Member]
Disclosure of Joint Venture Divestment [Abstract]
Percentage Sale of Group	50.00%
MHIL [Member]
Disclosure of Joint Venture Divestment [Abstract]
Deferred Proceeds Arising From Divestment	$ 0.3